Share Based Compensation (Details - Stock option activity) - Equity Option [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning balance	5,230,000	5,230,000	5,230,000
Weighted average exercise price outstanding at beginning	$ 0.07	$ 0.07	$ 0.07
Weighted average remaining contractual life years	4 years 9 months 18 days		5 years	6 years
Aggregate intrinsic value option exercisable, beginning	$ 0	$ 0	$ 0
Number of options, exercised	0	0
Weighted average exercise price, exercised	$ 0	$ 0
Number of options, issued	0	0
Weighted average exercise price Issued	$ 0	$ 0
Number of options, canceled	0	0
Weighted average exercise price, canceled	$ 0	$ 0
Number of options outstanding, ending balance	5,230,000		5,230,000	5,230,000
Weighted average exercise price outstanding at ending	$ 0.07		$ 0.07	$ 0.07
Aggregate intrinsic value option exercisable, ending	$ 0		$ 0	$ 0
Number of options, exercisable	5,230,000
Weighted average exercise price option exercisable	$ 0.07
Weighted average remaining contractual life years, exercisable	4 years 9 months 18 days
Aggregate intrinsic value option exercisable	$ 0